Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Borrowings [Abstract]
Disclosure of Detailed Information about Borrowings Explanatory

	December 31, 2022	December 31, 2021
Credit Facility(a)	$560,788	$279,621
2020 Convertible Notes(b)	132,196	129,320
2019 Convertible Notes(b)	135,040	131,741
Total loans and borrowings	$828,024	$540,682

Disclosure of Detailed Information about Changes in Loans and Borrowings Arising from Financing Activities
The following is a reconciliation of the changes in the Company’s loans and borrowings balance during the years ended December 31, 2022 and 2021 to cash flows arising from financing activities:

	2022	2021
Balance – beginning of year	$540,682	$545,417
Financing cash flows:
Draw down on Credit Facility	299,800	—
Repayment of loans and borrowings	(13,333)	(30,983)
Interest paid	(33,590)	(22,112)
Transaction costs	(3,024)	—
Other changes:
Debt assumed in Premier Acquisition (note 5(c))	—	17,649
Interest expense	42,447	30,711
Gain on modification of Credit Facility	(4,958)	—
Balance – end of year	$828,024	$540,682

Classified and presented as:
Current	$—	$26,667
Non-current	828,024	514,015
	$828,024	$540,682